Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Retained earnings	$ (25,508,596)	$ (21,481,123)
Revenue	$ 0	$ 0